Lease liabilities	6 Months Ended
Jun. 30, 2026
Lease liabilities
Lease liabilities

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

16.Lease liabilities

	June 30,	December 31,
	2026	2025
	$'m	$'m

Non‑current	313.5	311.7
Current	66.4	60.7
Total lease liabilities	379.9	372.4

Lease liabilities represent the net present value of future payments due under long-term leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the six month period ended June 30, 2026, payments of $66.0 million (six months ended June 30, 2025: $53.1 million) were made in respect of lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

The undiscounted contractual payments under the lease liabilities are as follows:

		Total
	Carrying	contractual	Within	1 ‑ 3	3 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m

At June 30, 2026
Lease liabilities	379.9	704.7	73.5	143.7	112.0	375.5

At December 31, 2025
Lease liabilities	372.4	698.9	69.8	140.0	111.3	377.8

Cash flows presented above use renewal expectation assumptions consistent with those used for the application of IFRS 16. The weighted average remaining lease term remaining as of June 30, 2026, is 11 years. Amounts above exclude the Latam disposal groups which were classified as held for sale (see note 21.2 for more information).